Share-Based Compensation - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	5,963,185	5,334,420	3,764,055	2,246,947
Weighted Average Remaining Contractual Life (years)	2 years 6 months 14 days
Weighted Average Exercise Price (cad per share)	$ 2.91	$ 3.53	$ 4.08	$ 5.31
Number Exercisable (shares) | shares	4,420,482	3,165,679	2,164,551
Weighted Average Exercise Price (cad per share)	$ 3.01	$ 3.82	$ 4.84
$0.54 - $1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,002,498
Weighted Average Remaining Contractual Life (years)	1 year 9 months 3 days
Weighted Average Exercise Price (cad per share)	$ 1.39
Number Exercisable (shares) | shares	799,998
Weighted Average Exercise Price (cad per share)	$ 1.40
$0.54 - $1.79 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	0.54
$0.54 - $1.79 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 1.89
$1.80 - $3.01
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,724,442
Weighted Average Remaining Contractual Life (years)	3 years 3 months 21 days
Weighted Average Exercise Price (cad per share)	$ 2.34
Number Exercisable (shares) | shares	1,001,738
Weighted Average Exercise Price (cad per share)	$ 2.37
$1.80 - $3.01 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	1.90
$1.80 - $3.01 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.05
$3.02 - $3.90
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,532,500
Weighted Average Remaining Contractual Life (years)	1 year 11 months 12 days
Weighted Average Exercise Price (cad per share)	$ 3.17
Number Exercisable (shares) | shares	1,532,500
Weighted Average Exercise Price (cad per share)	$ 3.17
$3.02 - $3.90 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.06
$3.02 - $3.90 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.29
$3.91 - $7.41
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	1,393,131
Weighted Average Remaining Contractual Life (years)	2 years 10 months 13 days
Weighted Average Exercise Price (cad per share)	$ 3.42
Number Exercisable (shares) | shares	775,632
Weighted Average Exercise Price (cad per share)	$ 3.43
$3.91 - $7.41 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.30
$3.91 - $7.41 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 3.75
$7.42 - $52.63
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (shares) | shares	310,614
Weighted Average Remaining Contractual Life (years)	2 years 2 months 8 days
Weighted Average Exercise Price (cad per share)	$ 7.39
Number Exercisable (shares) | shares	310,614
Weighted Average Exercise Price (cad per share)	$ 7.39
$7.42 - $52.63 | Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	3.76
$7.42 - $52.63 | Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (cad per share)	$ 27.46